Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes	¥ 342,557	¥ 374,524	¥ 392,863
Income taxes:
Current	102,625	91,286	110,779
Deferred	7,487	29,129	29,381
Income taxes (Note 12)	110,112	120,415	140,160
Domestic Country
Income Taxes [Line Items]
Income before income taxes	257,640	287,592	302,965
Income taxes:
Current	73,573	67,671	78,359
Deferred	13,900	21,047	35,496
Income taxes (Note 12)	87,473	88,718	113,855
Foreign Country
Income Taxes [Line Items]
Income before income taxes	84,917	86,932	89,898
Income taxes:
Current	29,052	23,615	32,420
Deferred	(6,413)	8,082	(6,115)
Income taxes (Note 12)	¥ 22,639	¥ 31,697	¥ 26,305